RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
18	RELATED PARTY TRANSACTIONS

The Company’s policy is to conduct all transactions and settle all balances with related parties on market terms and conditions for those in the normal course of business. Transactions between the Company and its consolidated entities have been eliminated on consolidation and are not disclosed in this note.

Key Management Personnel

The Company’s key management personnel are comprised of members of the Board and the executive team which consists of the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Operating Officer (“COO”), Chief Strategy Officer (“CSO”) and Chief Technology Officer (“CTO”). Two key management employees are also shareholders in the Company.

18RELATED PARTY TRANSACTIONS (CONTINUED)

Transactions with Shareholders, Key Management Personnel and Members of the Board of Directors

Transactions recorded in the consolidated statements of loss and comprehensive loss between the Company and its shareholders, key management personnel and Board of Directors are set out in aggregate as follows:

	Year Ended December 31,
	2022	2021
Revenue	101	115
Salaries and subcontractors	(4,088)	(4,601)
Share based compensation	(2,769)	(3,894)
Professional fees	(44)	(123)
Other operational costs	(228)	—
Interest and financing fees	—	(52)
	(7,028)	(8,555)

Transactions with Wild Streak and Spin Vendors

Certain vendors in the sale of Wild Streak and Spin subsequently became employees of the Company. Transactions recorded in the consolidated statements of loss and comprehensive loss between the Company and these employees are set out in aggregate as follows:

	Year Ended December 31,
	2022	2021
Salaries and subcontractors	1,326	331
Share based compensation	62	—
Gain on remeasurement of deferred consideration	(804)	—
Interest and financing fees	316	—
	900	331

Balances due to/from key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees of the Company are set out in aggregate as follows:

	As at	As at
	December 31,	December 31,
	2022	2021
Consolidated statements of financial position
Trade and other receivables	8	47
Prepaid expenses and other assets	—	62
Trade payables and other liabilities	(2,019)	(1,986)
Deferred consideration - current	(1,176)	—
Deferred consideration - non-current	(2,121)	—
Net related party receivable (payable)	(5,308)	(1,877)

18RELATED PARTY TRANSACTIONS (CONTINUED)

Other transactions with key management personnel, Board of Directors and Wild Streak and Spin vendors who subsequently became employees of the Company are set out in aggregate as follows:

	Year Ended December 31,
Consolidated statements of changes in equity	2022	2021
Share capital	8,190	24,328
Shares to be issued	(6,764)	(8,862)
Net increase (decrease) in equity	1,426	15,466

	As at	As at
	December 31,	December 31,
	2022	2021
Consolidated statements of cash flows
Consideration paid upon business combination	(8,488)	(8,271)
Prepaid consideration	(821)	—
Deferred and contingent consideration payments	—	(11,521)
Repayment of loans	(94)	—
Interest and financing fees	—	(140)
Net cash inflow (outflow)	(9,403)	(19,932)